Related party transactions (Details) - Schedule of receivables and liabilities to shareholders - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables		€ 2,132	€ 27
Payables		3,005	27,227
Transactions with shareholders [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables	[1]	2,108
Payables	[1]	311	25,526
Transactions with affiliated companies [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables	[1]	25	27
Payables	[1]	2,685	1,682
Transactions with associated companies [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables
Payables		8	19
Transactions with related persons [Member]
Related party transactions (Details) - Schedule of receivables and liabilities to shareholders [Line Items]
Receivables
Payables

[1]	In 2021, transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.